Corporate Income Taxes- Significant Components of Deferred Tax Assets and Liabilities (Parenthetical) (Detail) - CAD ($) $ in Millions	Oct. 31, 2019	Oct. 31, 2018	Oct. 31, 2017
Deferred tax assets and liabilities [abstract]
Net deferred tax assets	$ 263	$ 733	$ 1,016
Deferred tax assets	1,570	1,938
Deferred tax liabilities	$ 1,307	$ 1,205